             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

                              SPDR(R) SERIES TRUST

                        Supplement Dated October 12, 2010
                                     to the
               Prospectus Dated October 31, 2009, as supplemented
                                   and to the
       Statement of Additional Information ("SAI") Dated October 31, 2009,
                                 as supplemented

The following changes will take effect for each Fund on or around December 17, 2010.

                        CURRENT                                                  NEW
-------------------------------------------------------   -------------------------------------------------
     ETF NAME (TICKER)                  INDEX                 ETF NAME (TICKER)               INDEX
--------------------------   --------------------------   ------------------------   ----------------------
SPDR Barclays Capital        Barclays Capital             SPDR Barclays Capital      Barclays Capital US
Intermediate Term Credit     U.S. Intermediate Credit     Intermediate Term          Intermediate Corporate
Bond ETF (ITR)               Index                        Corporate Bond ETF (ITR)   Bond Index

SPDR Barclays Capital Long   Barclays Capital U.S. Long   SPDR Barclays Capital      Barclays Capital US
Term Credit Bond ETF (LWC)   Credit Index                 Long Term Corporate Bond   Long Corporate Bond
                                                          ETF (LWC)                  Index

SPDR Dow Jones Large Cap     Dow Jones U.S. Large-Cap     SPDR S&P 500 Value ETF     S&P 500 Value Index
Value ETF (ELV)              Value Total Stock Market     (SPYV)
                             Index

SPDR Dow Jones Large Cap     Dow Jones U.S. Large-Cap     SPDR S&P 500 Growth ETF    S&P 500 Growth Index
Growth ETF (ELG)             Growth Total Stock Market    (SPYG)
                             Index

SPDR Dow Jones Mid Cap       Dow Jones U.S. Mid-Cap       SPDR S&P 400 Mid Cap       S&P MidCap 400 Value
Value ETF (EMV)              Value Total Stock Market     Value ETF (MDYV)           Index
                             Index

SPDR Dow Jones Mid Cap       Dow Jones U.S. Mid-Cap       SPDR S&P 400 Mid Cap       S&P MidCap 400 Growth
Growth ETF (EMG)             Growth Total Stock Market    Growth ETF (MDYG)          Index
                             Index

SPDR Dow Jones Small Cap     Dow Jones U.S. Small-Cap     SPDR S&P 600 Small Cap     S&P SmallCap 600 Index
ETF (DSC)                    Total Stock Market Index     ETF (SLY)

SPDR Dow Jones Small Cap     Dow Jones U.S. Small-Cap     SPDR S&P 600 Small Cap     S&P SmallCap 600 Value
Value ETF (DSV)              Value Total Stock Market     Value ETF (SLYV)           Index
                             Index

SPDR Dow Jones Small Cap     Dow Jones U.S. Small-Cap     SPDR S&P 600 Small Cap     S&P SmallCap 600
Growth ETF (DSG)             Growth Total Stock Market    Growth ETF (SLYG)          Growth Index
                             Index

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SPDRSTSUPP3